Related party transactions - Summary of compensation of key management personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party [Abstract]
Short-term employee benefits	$ 64	$ 52	$ 43
Other long-term employee benefits	8	6	5
Share-based payments	27	34	35
Total	$ 99	$ 92	$ 83